Fair Value Measurements (Details) - Schedule of Change in the Fair Value of the Forward Purchase Agreement Assets and Liabilities - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Schedule of Change in the Fair Value of the Forward Purchase Agreement Assets and Liabilities [Abstract]
Derivative liabilities at January 1, 2022		$ 331,777
Loss on entry into Forward Purchase Agreement			295,330
Change in fair value of derivative liabilities	$ (367,567)	$ 190,109	36,447
Derivative liabilities at December 31, 2022	$ 177,000		$ 331,777